UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands, shares in Millions	9 Months Ended
	Sep. 30, 2021		Sep. 30, 2020
Gain associated with pensions	$ 0		$ 200
Shares of affiliates comprehensive loss	3,100		22,300
Repurchase and cancellation of treasury shares	$ 24,484	[1]	16,650
Treasury Shares
Stock repurchased during the period (in shares)	2.0
Repurchase and cancellation of treasury shares	$ 24,500		$ (39,098)
Brokers commissions	$ 40

[1]	During the nine months ended September 30, 2021 we repurchased and cancelled 2.0 million of treasury shares for a consideration of $24.5 million, inclusive of brokers commission of $0.04 million.